Intangible Assets, Net - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Liabilities [Line Items]
Less: accumulated amortization	¥ (522,088)	¥ (413,026)
Less: accumulated impairment loss	(539,375)	(1,266)
Exchange difference	32,061	21,830
Net book value	27,320	687,211
Trade Names [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	636,902	652,134
Active User [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	340,523	348,666
Technology [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	25,949	26,570
Licenses [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	51,178	50,133
Game copyright [Member]
Finite-Lived Intangible Liabilities [Line Items]
Intangible assets, gross	¥ 2,170	¥ 2,170